UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3334

CALVERT SOCIAL INVESTMENT FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Third quarter ended June 30, 2012

Item 1. Schedule of Investments.

CALVERT SOCIAL INVESTMENT FUND MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2012

VARIABLE RATE DEMAND NOTES - 84.6%	PRINCIPAL AMOUNT	VALUE
2880 Stevens Creek LLC, 0.60%, 11/1/33, LOC: Bank of the West (r)	$3,125,000	$3,125,000
Akron Hardware Consultants, Inc., 0.45%, 11/1/22, LOC: FirstMerit Bank, C/LOC: FHLB (r)	1,351,000	1,351,000
Alexandria Virginia IDA Revenue, 0.39%, 7/1/30, LOC: Bank of America (r)	5,700,000	5,700,000
Bayfront Regional Development Corp., 0.20%, 11/1/27, LOC: PNC Bank (r)	5,510,000	5,510,000
Bochasanwasi Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 0.26%, 6/1/22, LOC: Comerica Bank (r)	1,195,000	1,195,000
California Statewide Communities Development Authority MFH Revenue:
0.30%, 11/1/31, LOC: U.S. Bank (r)	1,110,000	1,110,000
0.19%, 3/15/34, CEI: Fannie Mae (r)	2,050,000	2,050,000
CIDC-Hudson House LLC New York Revenue, 0.60%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	365,000	365,000
District of Columbia HFA MFH Revenue, 0.20%, 11/1/38, CEI: Freddie Mac (r)	595,000	595,000
Florida Housing Finance Corp. MFH Revenue:
Series B, 0.27%, 10/15/32, CEI: Fannie Mae (r)	2,400,000	2,400,000
Series J-2, 0.27%, 10/15/32, CEI: Fannie Mae (r)	1,030,000	1,030,000
Series N-2, 0.31%, 11/1/32, CEI: Freddie Mac (r)	250,000	250,000
Hawaii Department of Budget & Finance Revenue, 0.20%, 12/1/21, LOC: Union Bank (r)	2,905,000	2,905,000
Hayward California MFH Revenue, 0.17%, 5/1/38, CEI: Freddie Mac (r)	1,000,000	1,000,000
HBPWH Building Co., 0.26%, 11/1/22, LOC: Wells Fargo Bank (r)	705,000	705,000
HHH Investment Co., 0.60%, 7/1/29, LOC: Bank of the West (r)	2,010,000	2,010,000
Hills City Iowa Health Facilities Revenue, 0.17%, 8/1/35, LOC: U.S. Bank (r)	1,290,000	1,290,000
Huntingburg Indiana MFH Revenue, 0.38%, 7/1/35, LOC: FHLB (r)	2,050,000	2,050,000
Illinois Toll Highway Authority Revenue, 0.18%, 7/1/30, LOC: Northern Trust Co. (r)	5,500,000	5,500,000
Kaneville Road Joint Venture, Inc., 0.26%, 11/1/32, LOC: First American Bank, C/LOC: FHLB (r)	5,970,000	5,970,000
Legacy Park LLC, 0.32%, 1/1/58, LOC: Fifth Third Bank (r)	2,500,000	2,500,000
Los Angeles California MFH Revenue, 0.35%, 12/15/34, CEI: Fannie Mae (r)	1,075,000	1,075,000
Michigan Hospital Finance Authority Revenue, 0.19%, 3/1/30, LOC: Comerica Bank (r)	1,095,000	1,095,000
Milpitas California MFH Revenue, 0.16%, 8/15/33, CEI: Fannie Mae (r)	2,200,000	2,200,000
Mississippi Business Finance Corp. Revenue, 0.32%, 9/1/21, LOC: Community Trust Bank, C/LOC: FHLB (r)	2,395,000	2,395,000
Ness Family Partners LP, 0.65%, 9/1/34, LOC: Bank of the West (r)	1,300,000	1,300,000
Nevada Housing Division Revenue, 0.18%, 4/15/39, CEI: Fannie Mae (r)	450,000	450,000
New Hampshire Business Finance Authority Revenue, 0.18%, 10/1/37, LOC: TD Bank (r)	4,000,000	4,000,000
New York City Housing Development Corp. MFH Mortgage Revenue, 0.21%, 5/15/39, CEI: Fannie Mae (r)	2,100,000	2,100,000
New York City Housing Development Corp. MFH Rent Revenue:
0.17%, 11/15/31, CEI: Fannie Mae (r)	1,450,000	1,450,000
0.17%, 11/15/35, CEI: Fannie Mae (r)	1,405,000	1,405,000
New York City Housing Development Corp. MFH Revenue:
0.17%, 6/15/34, CEI: Fannie Mae (r)	1,100,000	1,100,000
0.18%, 11/15/37, CEI: Fannie Mae (r)	670,000	670,000
0.21%, 11/1/38, CEI: Freddie Mac (r)	1,200,000	1,200,000
0.17%, 1/1/40, CEI: Freddie Mac (r)	2,800,000	2,800,000
New York City IDA Revenue, 0.24%, 2/1/35, LOC: M&T Trust Co. (r)	1,580,000	1,580,000
New York State HFA Revenue:
0.18%, 5/15/33, CEI: Fannie Mae (r)	200,000	200,000
0.17%, 5/15/34, CEI: Fannie Mae (r)	100,000	100,000
New York State MMC Corp. Revenue, 0.60%, 11/1/35, LOC: JPMorgan Chase Bank (r)	3,325,000	3,325,000
Peoploungers, Inc., 0.42%, 4/2/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	1,615,000	1,615,000
Portage Indiana Industrial Pollution Control Revenue, 0.38%, 5/1/18, LOC: Bank of Tokyo-Mitsubishi UFJ (r)	5,150,000	5,150,000
Prevea Clinic, Inc., 0.25%, 12/1/34, LOC: Wells Fargo Bank (r)	300,000	300,000
Rathbone LLC, 0.29%, 1/1/38, LOC: Comerica Bank (r)	4,170,000	4,170,000
Rhode Island Student Loan Authority Revenue, 0.18%, 6/1/48, LOC: State Street Bank & Trust (r)	5,600,000	5,600,000
Richfield Minnesota MFH Revenue, 0.17%, 10/1/53, LOC: Wells Fargo Bank (r)	3,000,000	3,000,000
San Francisco California City & County Redevelopment Agency Revenue, 0.16%, 6/15/34, CEI: Fannie Mae (r)	3,000,000	3,000,000
Shawnee Kansas Private Activity Revenue, 0.60%, 12/1/12, LOC: JPMorgan Chase Bank (r)	1,015,000	1,015,000
Spencer County Indiana Industrial Pollution Control Revenue, 0.38%, 11/1/18, LOC: Mizuho Corp. Bank Ltd. (r)	3,680,000	3,680,000
St. Joseph County Indiana Economic Development Revenue, 0.94%, 6/1/27, LOC: FHLB (r)	175,000	175,000
Utah Housing Corp. Single Family Revenue, 0.18%, 7/1/36, CEI: Fannie Mae & Freddie Mac (r)	1,865,000	1,865,000
Washington County Pennsylvania Hospital Authority Revenue Bonds, 0.45%, 7/1/37 (mandatory put, 7/1/13 @ 100) (r)	1,200,000	1,200,000
Washington MFH Finance Commission Revenue:
0.24%, 6/15/32, CEI: Fannie Mae (r)	555,000	555,000
0.24%, 7/15/32, CEI: Fannie Mae (r)	505,000	505,000
0.19%, 7/15/34, CEI: Fannie Mae (r)	1,260,000	1,260,000
0.25%, 5/1/37, CEI: Freddie Mac (r)	1,350,000	1,350,000
Wisconsin Health & Educational Facilities Authority Revenue, 0.17%, 4/1/35, LOC: U.S. Bank (r)	3,000,000	3,000,000

Total Variable Rate Demand Notes (Cost $114,496,000)		114,496,000

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 5.2%
Federal Home Loan Bank, 0.27%, 5/21/13	2,000,000	2,000,000
Federal Home Loan Bank Discount Notes, Zero Coupon, 8/3/12	2,000,000	1,999,578
Overseas Private Investment Corp. VRDN, 0.22%, 5/15/30, GA: U.S. Government (r)	3,000,000	3,000,000

Total U.S. Government Agencies and Instrumentalities (Cost $6,999,578)		6,999,578

U.S. TREASURY - 10.4%
United States Treasury Notes:
0.375%, 8/31/12	3,000,000	3,001,145
0.625%, 1/31/13	2,000,000	2,005,633
1.375%, 2/15/13	2,000,000	2,015,388
0.625%, 2/28/13	2,000,000	2,006,254
1.375%, 3/15/13	2,000,000	2,016,437
0.625%, 4/30/13	3,000,000	3,010,476

Total U.S. Treasury (Cost $14,055,333)		14,055,333

TIME DEPOSIT - 0.1%
State Street Bank Time Deposit, 0.128%, 7/2/12	120,588	120,588

Total Time Deposit (Cost $120,588)		120,588

TOTAL INVESTMENTS (Cost $135,671,499) - 100.3%		135,671,499
Other assets and liabilities, net - (0.3%)		(353,988)
NET ASSETS - 100%		$135,317,511

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:
C/LOC: Confirming Letter of Credit
CEI: Credit Enhancement Instrument
GA: Guaranty Agreement
LOC: Letter of Credit

Abbreviations:
FHLB: Federal Home Loan Bank
HFA: Housing Finance Agency/Authority
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2012

EQUITY SECURITIES - 56.9%	SHARES	VALUE
Aerospace & Defense - 0.2%
BE Aerospace, Inc.*	26,645	$1,163,321

Air Freight & Logistics - 0.8%
FedEx Corp.	18,677	1,711,000
United Parcel Service, Inc., Class B	26,440	2,082,414
		3,793,414

Beverages - 1.4%
Monster Beverage Corp.*	63,600	4,528,320
PepsiCo, Inc.	32,601	2,303,587
		6,831,907

Biotechnology - 0.3%
Amgen, Inc.	21,800	1,592,272

Capital Markets - 1.6%
Franklin Resources, Inc.	71,795	7,968,527

Chemicals - 2.2%
Ecolab, Inc.	104,100	7,133,973
Praxair, Inc.	36,000	3,914,280
		11,048,253

Commercial Banks - 1.4%
CoBank ACB, Preferred (e)*	300	202,781
US Bancorp	172,300	5,541,168
Wells Fargo & Co.	38,655	1,292,623
		7,036,572

Communications Equipment - 1.5%
Cisco Systems, Inc.*	161,000	2,764,370
F5 Networks, Inc.*	26,000	2,588,560
QUALCOMM, Inc.	32,570	1,813,498
		7,166,428

Computers & Peripherals - 4.7%
Apple, Inc.*	21,949	12,818,216
EMC Corp.*	341,237	8,745,904
Western Digital Corp.*	51,168	1,559,601
		23,123,721

Consumer Finance - 1.9%
American Express Co.	41,877	2,437,660
Capital One Financial Corp.	125,100	6,837,966
		9,275,626

Containers & Packaging - 0.9%
Ball Corp.	113,500	4,659,175

Diversified Financial Services - 1.6%
IntercontinentalExchange, Inc.*	51,000	6,934,980
Woodbourne Capital:
Trust I, Preferred (b)(e)	500,000	203,600
Trust II, Preferred (b)(e)	500,000	203,600
Trust III, Preferred (b)(e)	500,000	203,600
Trust IV, Preferred (b)(e)	500,000	203,600
		7,749,380

Diversified Telecommunication Services - 1.5%
AT&T, Inc.	53,740	1,916,368
CenturyLink, Inc.	135,450	5,348,921
		7,265,289

Electrical Equipment - 0.9%
Rockwell Automation, Inc.	67,500	4,459,050

Electronic Equipment & Instruments - 0.7%
Amphenol Corp.	28,187	1,548,030
Jabil Circuit, Inc.	83,857	1,704,813
		3,252,843

Energy Equipment & Services - 1.0%
Cameron International Corp.*	111,600	4,766,436

Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	15,501	1,472,595
Walgreen Co.	139,200	4,117,536
		5,590,131

Food Products - 0.6%
McCormick & Co., Inc.	21,457	1,301,367
The Hershey Co.	20,490	1,475,895
		2,777,262

Gas Utilities - 1.5%
Oneok, Inc. (s)	173,300	7,332,323

Health Care Equipment & Supplies - 2.1%
DENTSPLY International, Inc.	38,087	1,440,069
Intuitive Surgical, Inc.*	10,835	6,000,315
Medtronic, Inc.	38,225	1,480,454
The Cooper Co.'s, Inc.	17,585	1,402,580
		10,323,418

Health Care Providers & Services - 4.5%
Cardinal Health, Inc.	117,700	4,943,400
CIGNA Corp.	101,900	4,483,600
Express Scripts Holding Co.*	125,744	7,020,288
Laboratory Corp. of America Holdings*	50,800	4,704,588
Quest Diagnostics, Inc.	18,335	1,098,266
		22,250,142

Health Care Technology - 0.5%
Cerner Corp.*	27,200	2,248,352

Hotels, Restaurants & Leisure - 1.0%
Chipotle Mexican Grill, Inc.*	13,275	5,043,836

Household Products - 1.2%
Church & Dwight Co., Inc.	88,100	4,886,907
Procter & Gamble Co.	20,035	1,227,144
		6,114,051

Industrial Conglomerates - 1.0%
Danaher Corp.	97,300	5,067,384

Insurance - 0.3%
Aflac, Inc.	31,712	1,350,614

Internet & Catalog Retail - 1.1%
priceline.com, Inc.*	8,130	5,402,548

Internet Software & Services - 1.7%
Akamai Technologies, Inc.*	32,000	1,016,000
Google, Inc.*	12,521	7,263,056
		8,279,056

IT Services - 1.7%
Alliance Data Systems Corp.*	28,500	3,847,500
International Business Machines Corp.	10,780	2,108,352
MasterCard, Inc.	6,150	2,645,177
		8,601,029

Life Sciences - Tools & Services - 0.2%
Waters Corp.*	11,270	895,627

Machinery - 2.5%
Cummins, Inc.	60,700	5,882,437
Deere & Co.	79,000	6,388,730
		12,271,167

Multiline Retail - 1.7%
Dollar Tree, Inc.*	38,220	2,056,236
Nordstrom, Inc.	85,700	4,258,433
Target Corp.	34,551	2,010,523
		8,325,192

Oil, Gas & Consumable Fuels - 2.7%
Denbury Resources, Inc.*	375,900	5,679,849
Pioneer Natural Resources Co.	58,900	5,195,569
Plains Exploration & Production Co.*	65,287	2,296,797
		13,172,215

Professional Services - 0.3%
Manpower, Inc.	42,888	1,571,845

Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.	67,825	1,807,536
Lam Research Corp.*	76,000	2,868,240
		4,675,776

Software - 2.4%
Citrix Systems, Inc.*	25,214	2,116,463
Microsoft Corp.	315,438	9,649,249
		11,765,712

Specialty Retail - 3.8%
Bed Bath & Beyond, Inc.*	87,800	5,426,040
The Home Depot, Inc.	46,842	2,482,158
TJX Co.'s, Inc.	157,300	6,752,889
Ulta Salon Cosmetics & Fragrance, Inc.	41,000	3,828,580
		18,489,667

Textiles, Apparel & Luxury Goods - 0.6%
Fossil, Inc.*	11,980	916,949
Nike, Inc., Class B	24,417	2,143,324
		3,060,273

Venture Capital - 0.9%
Agraquest, Inc.:
Series B, Preferred (b)(i)*	190,477	34,186
Series C, Preferred (b)(i)*	117,647	24,686
Series H, Preferred (b)(i)*	4,647,053	291,370
CFBanc Corp. (b)(i)*	27,000	189,170
Community Bank of the Bay*	4,000	8,800
Consensus Orthopedics, Inc.:
Common Stock (b)(i)*	180,877	—
Series A-1, Preferred (b)(i)*	420,683	—
Series B, Preferred (b)(i)*	348,940	—
Series C, Preferred (b)(i)*	601,710	130,364
Environmental Private Equity Fund II, Liquidating Trust LP (b)(i)*	200,000	8,286
LearnZillion, Inc., Series A Preferred (b)(i)*	169,492	100,000
Neighborhood Bancorp (b)(i)*	10,000	—
Seventh Generation, Inc. (b)(i)*	200,295	3,270,921
Wild Planet Entertainment, Inc.:
Series B, Preferred (b)(i)*	476,190	383,647
Series E, Preferred (b)(i)*	129,089	104,002
Wind Harvest Co., Inc. (b)(i)*	8,696	—
		4,545,432

Total Equity Securities (Cost $231,773,325)		280,305,266

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.4%	ADJUSTED BASIS
Angels With Attitude I LLC (a)(b)(i)*	$200,000	79,230
Coastal Venture Partners (b)(i)*	93,756	84,594
Commons Capital (b)(i)*	357,778	153,916
First Analysis Private Equity Fund IV (b)(i)*	380,354	777,571
GEEMF Partners (b)(i)*	-	161,272
Global Environment Emerging Markets Fund (a)(b)(i)*	-	503,361
Infrastructure and Environmental Private Equity Fund III (b)(i)*	90,510	121,417
Labrador Ventures III (b)(i)*	360,875	43,158
Labrador Ventures IV (b)(i)*	900,510	36,607
New Markets Growth Fund LLC (b)(i)*	225,646	54,358
Solstice Capital (b)(i)*	184,585	152,903

Total Venture Capital Limited Partnership Interest (Cost $2,794,014)		2,168,387

VENTURE CAPITAL DEBT OBLIGATIONS - 0.3%	PRINCIPAL AMOUNT
Access Bank plc, 8.477%, 8/29/12 (b)(i)	$125,000	125,000
Drop The Chalk:
8.00%, 9/30/12 (b)(i)*	107,143	107,143
8.00%, 12/31/12 (b)(i)*	42,857	42,857
Lumni, Inc., 6.00%, 10/5/15 (b)(i)	100,000	100,000
Rose Smart Growth Investment Fund I LP, 6.545%, 4/1/21 (b)(i)	1,000,000	1,071,492

Total Venture Capital Debt Obligations (Cost $1,375,000)		1,446,492

ASSET-BACKED SECURITIES - 0.3%
CPS Auto Trust, 6.48%, 7/15/13 (e)	105,152	105,664
DT Auto Owner Trust, 1.40%, 8/15/14 (e)	549,420	550,061
Franklin Auto Trust, 7.16%, 5/20/16 (e)	575,190	580,381
Santander Drive Auto Receivables Trust:
1.01%, 7/15/13 (e)	18,530	18,534
1.37%, 8/15/13 (e)	334,386	334,583

Total Asset-Backed Securities (Cost $1,608,702)		1,589,223

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.0%
GMAC Mortgage Corp. Loan Trust, 5.50%, 10/25/33	154,420	156,584
JP Morgan Mortgage Trust, 3.414%, 7/25/35 (r)	11,403	11,385

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $161,606)		167,969

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.4%
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
4.576%, 7/10/42	398,333	400,248
4.783%, 7/10/43 (r)	46,657	46,645
Credit Suisse First Boston Mortgage Securities Corp.:
4.597%, 3/15/35	1,174,927	1,189,209
5.10%, 8/15/38 (r)	1,000,000	1,016,018
GE Capital Commercial Mortgage Corp., 4.826%, 6/10/48 (r)	1,500,000	1,551,820
GMAC Commercial Mortgage Securities, Inc., 4.079%, 5/10/36	945,404	955,619
LB-UBS Commercial Mortgage Trust, 4.96%, 12/15/31	678,414	685,682
Morgan Stanley Dean Witter Capital I, 6.55%, 7/15/33	1,000,000	1,028,852

Total Commercial Mortgage-Backed Securities (Cost $6,893,400)		6,874,093

CORPORATE BONDS - 26.1%
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	385,345	—
Ally Financial, Inc., 4.50%, 2/11/14	500,000	506,875
Altera Corp., 1.75%, 5/15/17	500,000	503,701
America Movil SAB de CV, 2.375%, 9/8/16	350,000	359,065
American Express Credit Corp.:
2.80%, 9/19/16	150,000	156,475
2.375%, 3/24/17	1,000,000	1,024,932
Amgen, Inc.:
2.50%, 11/15/16	150,000	155,850
3.875%, 11/15/21	150,000	158,379
5.15%, 11/15/41	100,000	104,392
ANZ National International Ltd., 1.468%, 12/20/13 (e)(r)	750,000	746,939
APL Ltd., 8.00%, 1/15/24 (b)	550,000	335,500
AT&T, Inc.:
2.95%, 5/15/16	500,000	529,587
1.60%, 2/15/17	500,000	500,640
3.875%, 8/15/21	850,000	925,870
3.00%, 2/15/22	500,000	507,944
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	4,060,000	—
Bank of America Corp.:
1.886%, 1/30/14 (r)	500,000	494,778
2.019%, 7/11/14 (r)	1,000,000	984,300
0.798%, 9/15/14 (r)	400,000	381,886
3.875%, 3/22/17	800,000	814,958
5.70%, 1/24/22	2,200,000	2,422,847
Bank of America NA, 5.30%, 3/15/17	400,000	416,452
Bank of Montreal, 1.95%, 1/30/18 (e)	100,000	102,890
Bank of New York Mellon Corp.:
1.70%, 11/24/14	300,000	305,054
2.40%, 1/17/17	400,000	412,986
Bank of Nova Scotia:
2.55%, 1/12/17	150,000	155,849
1.95%, 1/30/17 (e)	400,000	411,719
Becton Dickinson and Co., 3.125%, 11/8/21	250,000	260,185
BellSouth Corp., 4.02%, 4/26/13 (e)	2,000,000	2,050,494
Boston Properties LP:
3.70%, 11/15/18	250,000	261,224
3.85%, 2/1/23	1,000,000	1,009,394
Canadian National Railway Co., 1.45%, 12/15/16	150,000	150,832
Capital One Financial Corp., 2.15%, 3/23/15	300,000	302,339
CBS Corp., 3.375%, 3/1/22	1,000,000	996,296
CenturyLink, Inc.:
7.875%, 8/15/12	1,500,000	1,510,570
5.80%, 3/15/22	400,000	398,202
7.65%, 3/15/42	1,000,000	970,561
Chesapeake Energy Corp., 7.625%, 7/15/13	1,500,000	1,546,875
CIT Group, Inc., 5.25%, 4/1/14 (e)	375,000	388,125
Colgate-Palmolive Co.:
1.30%, 1/15/17	250,000	253,190
2.45%, 11/15/21	1,000,000	1,020,181
2.30%, 5/3/22	1,000,000	1,006,133
Consolidated Edison Company of New York, Inc., 4.45%, 6/15/20	300,000	345,644
Corning, Inc., 4.75%, 3/15/42	1,000,000	1,047,894
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	1,500,000	1,628,574
CVS Pass-Through Trust, 6.036%, 12/10/28	1,285,227	1,449,492
DDR Corp., 4.75%, 4/15/18	500,000	518,598
Deere & Co., 2.60%, 6/8/22	1,000,000	998,251
Discover Bank, 8.70%, 11/18/19	750,000	931,798
Discover Financial Services, 5.20%, 4/27/22 (e)	1,500,000	1,569,114
Discovery Communications LLC:
3.30%, 5/15/22	1,000,000	1,009,220
4.95%, 5/15/42	700,000	730,549
DISH DBS Corp., 5.875%, 7/15/22 (e)	350,000	353,500
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	200,000	204,451
Ecolab, Inc., 4.35%, 12/8/21	750,000	831,274
Enterprise Products Operating LLC:
4.85%, 8/15/42	400,000	398,284
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	1,250,000	1,337,500
ERP Operating LP, 4.625%, 12/15/21	500,000	543,087
Experian Finance plc, 2.375%, 6/15/17 (e)	600,000	600,672
Express Scripts Holding Co., 2.75%, 11/21/14 (e)	200,000	204,279
FIA Card Services NA, 7.125%, 11/15/12	500,000	509,349
Fleet Capital Trust II, 7.92%, 12/11/26	500,000	511,250
Ford Motor Credit Co. LLC:
2.75%, 5/15/15	600,000	604,868
4.207%, 4/15/16 (e)	1,300,000	1,349,891
3.984%, 6/15/16 (e)	1,100,000	1,132,900
4.25%, 2/3/17	300,000	314,468
5.875%, 8/2/21	700,000	778,756
France Telecom SA, 5.375%, 1/13/42	500,000	528,207
Frontier Communications Corp., 6.25%, 1/15/13	500,000	510,313
General Mills, Inc., 3.15%, 12/15/21	1,500,000	1,534,966
Gilead Sciences, Inc., 4.40%, 12/1/21	550,000	607,078
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	1,000,000	1,017,207
Glitnir Banki HF:
2.95%, 10/15/08 (y)*	2,000,000	535,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(r)(y)*	1,500,000	150
Goldman Sachs Group, Inc.:
3.625%, 2/7/16	700,000	700,077
6.15%, 4/1/18	875,000	948,570
5.75%, 1/24/22	1,500,000	1,583,406
Great River Energy, 5.829%, 7/1/17 (e)	273,846	292,442
Harley-Davidson Financial Services, Inc., 2.70%, 3/15/17 (e)	500,000	507,251
Harley-Davidson Funding Corp., 5.25%, 12/15/12 (e)	1,000,000	1,016,465
HCA, Inc., 6.30%, 10/1/12	500,000	505,000
Hershey Co., 1.50%, 11/1/16	150,000	151,250
Hewlett-Packard Co., 0.867%, 5/30/14 (r)	500,000	495,610
HSBC Finance Corp., 0.818%, 9/14/12 (r)	1,500,000	1,500,025
HSBC Holdings plc, 4.00%, 3/30/22	800,000	830,718
Intel Corp., 4.80%, 10/1/41	800,000	916,187
International Business Machines Corp.:
0.875%, 10/31/14	750,000	753,601
2.90%, 11/1/21	500,000	523,748
Jefferies Group, Inc., 5.125%, 4/13/18	250,000	242,500
John Deere Capital Corp.:
1.25%, 12/2/14	300,000	303,962
2.00%, 1/13/17	250,000	257,873
JPMorgan Chase & Co.:
1.593%, 9/22/15 (r)	1,000,000	988,714
4.35%, 8/15/21	800,000	844,318
4.50%, 1/24/22	2,750,000	2,962,349
JPMorgan Chase Capital XXV, 6.80%, 10/1/37	1,050,000	1,049,995
Kellogg Co., 3.125%, 5/17/22	2,000,000	2,033,164
Liberty Mutual Group, Inc.:
4.95%, 5/1/22 (e)	1,000,000	993,795
6.50%, 5/1/42 (e)	500,000	506,098
Liberty Property LP, 6.375%, 8/15/12	1,500,000	1,509,918
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	2,000,000	1,751,360
Lowe's Co.'s, Inc., 3.80%, 11/15/21	250,000	270,609
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	1,696,000	4,240
8.30%, 12/1/37 (e)(m)*	6,130,000	15,325
8.45%, 12/1/49 (e)(m)*	2,560,000	6,400
Masco Corp., 5.85%, 3/15/17	600,000	628,943
Medtronic, Inc., 4.50%, 3/15/42	500,000	545,815
MMA Financial Holdings, Inc., 0.75%, 5/3/34 (b)	1,809,500	461,423
Nationwide Health Properties, Inc.:
6.25%, 2/1/13	1,200,000	1,232,416
6.90%, 10/1/37	1,000,000	1,136,724
New York Life Global Funding, 1.65%, 5/15/17 (e)	200,000	199,432
Nordstrom, Inc., 4.00%, 10/15/21	300,000	329,042
Omnicom Group, Inc., 3.625%, 5/1/22	500,000	508,051
O'Reilly Automotive, Inc., 4.625%, 9/15/21	600,000	627,038
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	1,242,123	979,551
Pearson Funding Four plc, 3.75%, 5/8/22 (e)	1,000,000	1,019,792
PepsiCo, Inc.:
2.75%, 3/5/22	400,000	403,724
4.00%, 3/5/42	200,000	209,007
Pioneer Natural Resources Co.:
5.875%, 7/15/16	945,000	1,050,341
3.95%, 7/15/22	1,000,000	1,002,419
Prudential Financial, Inc., 3.625%, 9/17/12	1,000,000	1,005,777
QVC, Inc., 5.125%, 7/2/22 (e)	450,000	459,348
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	1,100,000	1,065,988
Royal Bank of Canada, 1.45%, 10/30/14	500,000	506,343
Safeway, Inc.:
1.968%, 12/12/13 (r)	2,250,000	2,256,725
4.75%, 12/1/21	450,000	446,279
Salvation Army, 5.46%, 9/1/16	160,000	182,906
SBA Tower Trust:
4.254%, 4/15/40 (e)	1,000,000	1,045,819
5.101%, 4/15/42 (e)	220,000	241,012
Simon Property Group LP, 6.125%, 5/30/18	1,000,000	1,183,241
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	534,470
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	900,000	931,500
SSIF Nevada LP, 1.167%, 4/14/14 (e)(r)	2,390,000	2,373,977
St. Jude Medical, Inc., 2.50%, 1/15/16	1,000,000	1,038,749
SunTrust Bank:
0.757%, 8/24/15 (r)	500,000	466,660
7.25%, 3/15/18	500,000	578,647
Svenska Handelsbanken AB, 1.468%, 9/14/12 (e)(r)	1,500,000	1,501,714
Symantec Corp., 4.20%, 9/15/20	1,000,000	1,022,937
Target Corp.:
2.90%, 1/15/22	550,000	561,974
4.00%, 7/1/42	400,000	394,010
Telefonica Emisiones SAU:
0.796%, 2/4/13 (r)	900,000	882,005
5.134%, 4/27/20	1,500,000	1,292,076
The Coca-Cola Co., 0.418%, 3/14/14 (r)	1,750,000	1,752,707
The Dun & Bradstreet Corp., 2.875%, 11/15/15	1,000,000	1,028,161
The Gap, Inc., 5.95%, 4/12/21	1,000,000	1,036,508
Time Warner Cable, Inc.:
4.00%, 9/1/21	700,000	735,596
5.50%, 9/1/41	600,000	652,854
Time Warner, Inc.:
4.00%, 1/15/22	350,000	370,181
3.40%, 6/15/22	500,000	504,202
5.375%, 10/15/41	500,000	532,069
4.90%, 6/15/42	500,000	507,324
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/43 (b)(e)	5,000,000	574,000
2/15/45 (b)(e)	22,649,540	3,555,978
Toronto-Dominion Bank, 2.375%, 10/19/16	400,000	410,766
Toyota Motor Credit Corp.:
2.05%, 1/12/17	400,000	408,855
3.30%, 1/12/22	400,000	420,025
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	1,500,000	1,567,161
Ventas Realty LP / Ventas Capital Corp., 4.00%, 4/30/19	1,000,000	1,025,494
Viacom, Inc., 3.125%, 6/15/22	1,000,000	1,001,262
Volkswagen International Finance NV, 1.078%, 4/1/14 (e)(r)	1,500,000	1,496,901
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	2,250,000	2,148,750
Wells Fargo & Co., 1.381%, 6/26/15 (r)	500,000	500,740
Willis Group Holdings plc, 4.125%, 3/15/16	1,000,000	1,045,412
Xerox Corp.:
1.868%, 9/13/13 (r)	500,000	503,497
4.50%, 5/15/21	1,000,000	1,037,709
Yara International ASA, 7.875%, 6/11/19 (e)	500,000	626,266

Total Corporate Bonds (Cost $141,590,409)		128,394,316

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.6%
Fannie Mae, 4.00%, 7/12/12	2,650,000	2,820,180

Total U.S. Government Agency Mortgage-Backed Securities (Cost $2,809,000)		2,820,180

MUNICIPAL OBLIGATIONS - 2.3%
Maryland Economic Development Corp. Revenue Bonds:
Series B, 6.00%, 7/1/48 (f)*	1,855,000	491,575
Series C, Zero Coupon, 7/1/48 (f)	2,534,053	25
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	750,000	770,498
New York City GO Bonds, 5.206%, 10/1/31	1,275,000	1,464,082
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	1,000,000	1,215,680
New York State Dormitory Authority Revenue Bonds, 5.289%, 3/15/33	500,000	602,020
San Diego County California PO Revenue Bonds, Zero Coupon, 8/15/12	1,790,000	1,787,118
Union County Arkansas Industrial Development Revenue VRDN, 1.05%, 10/1/27 (r)	3,000,000	3,000,000
Wells Fargo Bank NA Custodial Receipts Revenue Bonds, 6.734%, 9/1/47 (b)(e)	1,500,000	1,677,165
West Contra Costa California Unified School District COPs, 4.90%, 1/1/15	555,000	555,505

Total Municipal Obligations (Cost $14,905,691)		11,563,668

HIGH SOCIAL IMPACT INVESTMENTS - 0.9%
Calvert Social Investment Foundation Notes, 0.94%, 7/1/13 (b)(i)(r)	4,266,666	4,251,989

Total High Social Impact Investments (Cost $4,266,666)		4,251,989

U.S. TREASURY - 6.6%
United States Treasury Bonds:
3.125%, 2/15/42	2,999,000	3,221,112
3.00%, 5/15/42	925,000	968,793
United States Treasury Notes:
0.625%, 5/31/17	17,225,000	17,145,610
1.75%, 5/15/22	11,080,000	11,170,025

Total U.S. Treasury (Cost $32,191,789)		32,505,540

SOVEREIGN GOVERNMENT BONDS - 0.7%
Province of Ontario Canada:
3.00%, 7/16/18	1,200,000	1,288,820
2.45%, 6/29/22	2,000,000	1,974,082

Total Sovereign Government Bonds (Cost $3,247,724)		3,262,902

TIME DEPOSIT - 4.5%
State Street Bank Time Deposit, 0.128%, 7/2/12	22,037,406	22,037,406

Total Time Deposit (Cost $22,037,405)		22,037,406

TOTAL INVESTMENTS (Cost $465,654,731) - 101.0%		497,387,431
Other assets and liabilities, net - (1.0%)		(5,106,092)
NET ASSETS - 100%		$492,281,339

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	11	9/12	$1,467,125	$96
30 Year U.S. Treasury Bonds	24	9/12	3,551,250	9,720
Total Purchased				$9,816

Sold:
2 Year U.S. Treasury Notes	12	9/12	$2,642,250	$1,110
5 Year U.S. Treasury Notes	73	9/12	9,049,719	(7,146)
Total Sold				($6,036)

(a) Affiliated company.

(b) This security was valued by the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f) Maryland State Economic Development Corp. Revenue Bonds Series B and C were issued in exchange for 3,750,000 par Maryland State Economic Development Corp. Revenue Bonds due 10/1/19 that were previously held by the Fund. Series B is not accruing interest.

(i) Restricted securities represent 2.5% of the net assets.

(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(s) 5,500 shares of Oneok, Inc. held by the Balanced Portfolio have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF (the Bank) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
PO: Pension Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VRDN: Variable Rate Demand Notes

Restricted Securities	ACQUISITION DATES	COST
Access Bank plc, 8.477%, 8/29/12	8/29/07	$125,000
Agraquest, Inc.:
Series B, Preferred	2/26/97	200,001
Series C, Preferred	3/11/98	200,000
Series H, Preferred	5/25/05 - 1/11/07	316,894
Angels With Attitude I LLC, LP	8/28/00 - 4/30/03	200,000
Calvert Social Investment Foundation Notes, 0.94%, 7/1/13	7/1/10	4,266,666
CFBanc Corp.	3/14/03	270,000
Coastal Venture Partners LP	6/7/96 - 6/22/00	93,756
Commons Capital LP	2/15/01 - 12/27/11	357,778
Consensus Orthopedics, Inc.:
Common Stock	2/10/06	504,331
Series A-1, Preferred	8/19/05	4,331
Series B, Preferred	2/10/06	139,576
Series C, Preferred	2/10/06	120,342
Drop The Chalk:
8.00%, 9/30/12	10/7/11	107,143
8.00%, 12/31/12	4/5/11	42,857
Environmental Private Equity Fund II, Liquidating Trust LP	4/26/07	-
First Analysis Private Equity Fund IV LP	2/25/02 - 7/6/11	380,354
GEEMF Partners LP	2/28/97	-
Global Environment Emerging Markets Fund LP	1/14/94 - 12/1/95	-
Infrastructure and Environmental Private Equity Fund III LP	4/16/97 - 2/12/01	90,510
Labrador Ventures III LP	8/11/98 - 4/2/01	360,875
Labrador Ventures IV LP	12/14/99 - 8/27/07	900,510
LearnZillion, Inc., Series A Preferred	3/27/12	100,000
Lumni, Inc., 6.00%, 10/5/15	10/6/10	100,000
Neighborhood Bancorp	6/25/97	100,000
New Markets Growth Fund LLC, LP	1/8/03 - 7/18/07	225,646
Rose Smart Growth Investment Fund I LP, 6.545%, 4/1/21	4/10/06	1,000,000
Seventh Generation, Inc.	4/12/00 - 5/6/03	230,500
Solstice Capital LP	6/26/01 - 6/17/08	184,585
Wild Planet Entertainment, Inc.:
Series B, Preferred	7/12/94	200,000
Series E, Preferred	4/9/98	180,725
Wind Harvest Co., Inc.	5/16/94	100,000

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2012

ASSET-BACKED SECURITIES - 1.5%	PRINCIPAL AMOUNT	VALUE
Bear Stearns Asset Backed Securities Trust, 0.465%, 12/25/35 (r)	$778,384	$754,573
Capital Auto Receivables Asset Trust, 8.30%, 2/18/14 (e)	3,493,000	3,503,904
Community Reinvestment Revenue Notes, 5.90%, 6/1/31 (e)	197,489	197,624
Countrywide Asset-Backed Certificates, 0.665%, 2/25/36 (r)	209,817	208,564
CPS Auto Trust:
6.48%, 7/15/13 (e)	525,757	528,319
5.60%, 1/15/14 (e)	444,644	445,341
DT Auto Owner Trust, 1.40%, 8/15/14 (e)	3,845,940	3,850,427
Marlin Leasing Receivables LLC, 2.44%, 1/15/16 (e)	882,157	885,611
Santander Drive Auto Receivables Trust:
1.01%, 7/15/13 (e)	251,828	251,880
1.37%, 8/15/13 (e)	835,295	835,787

Total Asset-Backed Securities (Cost $11,576,204)		11,462,030

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.4%
Citicorp Mortgage Securities, Inc., 0.056%, 10/25/33 (r)	38,662,756	28,843
Countrywide Alternative Loan Trust, 4.968%, 7/25/35 (r)	1,043,176	1,054,714
CS First Boston Mortgage Securities Corp., 5.25%, 12/25/35	551,353	549,653
GMAC Mortgage Corp. Loan Trust, 5.50%, 10/25/33	1,544,197	1,565,838
JP Morgan Mortgage Trust, 3.414%, 7/25/35 (r)	57,013	56,928

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $3,210,934)		3,255,976

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.1%
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
4.576%, 7/10/42	995,834	1,000,620
4.953%, 7/10/43 (r)	715,000	756,409
Bear Stearns Commercial Mortgage Securities, 4.83%, 8/15/38	805,025	806,783
Commercial Mortgage Acceptance Corp., 6.21%, 7/15/31 (e)	4,323,000	4,375,382
Credit Suisse First Boston Mortgage Securities Corp.:
4.597%, 3/15/35	3,133,138	3,171,225
5.253%, 8/15/36 (r)	2,181,000	2,238,550
4.889%, 11/15/37 (r)	3,200,000	3,294,534
5.10%, 8/15/38 (r)	2,185,000	2,219,999
GE Capital Commercial Mortgage Corp., 4.826%, 6/10/48 (r)	2,500,000	2,586,367
GMAC Commercial Mortgage Securities, Inc., 4.079%, 5/10/36	7,941,392	8,027,199
JP Morgan Chase Commercial Mortgage Securities Corp., 4.922%, 1/15/42 (r)	1,375,000	1,412,284
Morgan Stanley Dean Witter Capital I, 6.55%, 7/15/33	2,000,000	2,057,704
Wachovia Bank Commercial Mortgage Trust, 4.566%, 4/15/35	6,342,535	6,443,769

Total Commercial Mortgage-Backed Securities (Cost $38,810,837)		38,390,825

CORPORATE BONDS - 72.5%
Alliance Mortgage Investments, Inc.:
12.61%, 6/1/10 (b)(r)(x)*	481,681	—
15.36%, 12/1/10 (b)(r)(x)*	207,840	—
Ally Financial, Inc., 4.50%, 2/11/14	2,500,000	2,534,375
Altera Corp., 1.75%, 5/15/17	2,000,000	2,014,802
America Movil SAB de CV, 2.375%, 9/8/16	2,000,000	2,051,802
American Express Credit Corp.:
2.80%, 9/19/16	1,750,000	1,825,539
2.375%, 3/24/17	3,900,000	3,997,235
American Honda Finance Corp., 2.125%, 2/28/17 (e)	3,000,000	3,035,073
American National Red Cross:
5.392%, 11/15/12	2,000,000	2,007,240
5.567%, 11/15/17	1,500,000	1,592,970
American Tower Corp.:
4.50%, 1/15/18	1,500,000	1,585,521
5.90%, 11/1/21	5,200,000	5,786,633
Amgen, Inc.:
2.50%, 11/15/16	1,000,000	1,039,000
3.875%, 11/15/21	1,000,000	1,055,858
5.15%, 11/15/41	700,000	730,741
ANZ National International Ltd., 1.468%, 12/20/13 (e)(r)	1,000,000	995,919
APL Ltd., 8.00%, 1/15/24 (b)	3,610,000	2,202,100
Asciano Finance Ltd., 5.00%, 4/7/18 (e)	1,500,000	1,566,854
AT&T, Inc.:
1.60%, 2/15/17	1,500,000	1,501,920
3.875%, 8/15/21	5,800,000	6,317,702
3.00%, 2/15/22	2,500,000	2,539,717
5.55%, 8/15/41	3,000,000	3,575,871
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	3,500,000	—
Bank of America Corp.:
1.886%, 1/30/14 (r)	3,600,000	3,562,398
0.798%, 9/15/14 (r)	2,000,000	1,909,430
4.50%, 4/1/15	1,500,000	1,546,145
3.875%, 3/22/17	5,400,000	5,500,964
5.70%, 1/24/22	12,550,000	13,821,240
Bank of Montreal:
2.625%, 1/25/16 (e)	4,930,000	5,204,310
1.95%, 1/30/18 (e)	2,000,000	2,057,796
Bank of New York Mellon Corp.:
1.70%, 11/24/14	2,000,000	2,033,696
2.40%, 1/17/17	2,000,000	2,064,932
Bank of Nova Scotia:
1.25%, 11/7/14 (e)	8,850,000	8,960,890
2.55%, 1/12/17	2,500,000	2,597,485
1.95%, 1/30/17 (e)	2,000,000	2,058,596
BE Aerospace, Inc., 6.875%, 10/1/20	1,000,000	1,105,000
Becton Dickinson and Co., 3.125%, 11/8/21	1,475,000	1,535,093
Boston Properties LP, 3.70%, 11/15/18	2,000,000	2,089,794
Canadian Imperial Bank of Commerce, 2.75%, 1/27/16 (e)	2,000,000	2,122,656
Canadian National Railway Co.:
1.45%, 12/15/16	1,725,000	1,734,570
2.85%, 12/15/21	750,000	775,793
Capital One Bank, 8.80%, 7/15/19	1,500,000	1,889,028
Capital One Capital VI, 8.875%, 5/15/40	443,000	450,199
Capital One Financial Corp., 2.15%, 3/23/15	2,000,000	2,015,590
CBS Corp., 3.375%, 3/1/22	2,000,000	1,992,592
CenturyLink, Inc.:
5.80%, 3/15/22	2,250,000	2,239,886
7.65%, 3/15/42	3,800,000	3,688,132
Chesapeake Energy Corp., 7.625%, 7/15/13	2,300,000	2,371,875
CIT Group, Inc.:
4.75%, 2/15/15 (e)	1,750,000	1,791,563
5.25%, 3/15/18	1,000,000	1,032,500
Colgate-Palmolive Co.:
1.30%, 1/15/17	1,000,000	1,012,758
2.45%, 11/15/21	2,000,000	2,040,362
Consolidated Edison Company of New York, Inc., 4.45%, 6/15/20	1,675,000	1,929,848
Corning, Inc., 4.75%, 3/15/42	6,500,000	6,811,311
Crown Castle Towers LLC:
5.495%, 1/15/37 (e)	3,000,000	3,329,814
4.883%, 8/15/40 (e)	3,000,000	3,257,148
CVS Pass-Through Trust:
5.789%, 1/10/26 (e)	748,891	822,844
6.036%, 12/10/28	2,570,454	2,898,984
6.943%, 1/10/30	1,350,801	1,599,660
Darden Restaurants, Inc., 4.50%, 10/15/21	1,950,000	2,058,911
DDR Corp., 4.75%, 4/15/18	3,000,000	3,111,585
Deere & Co.:
2.60%, 6/8/22	1,800,000	1,796,852
3.90%, 6/9/42	1,000,000	993,503
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	1,500,000	1,485,000
Deutsche Telekom International Finance BV, 4.875%, 3/6/42 (e)	4,000,000	3,800,172
Discover Bank, 8.70%, 11/18/19	4,000,000	4,969,592
Discover Financial Services, 5.20%, 4/27/22 (e)	4,000,000	4,184,304
Discovery Communications LLC:
3.30%, 5/15/22	3,300,000	3,330,426
4.95%, 5/15/42	1,800,000	1,878,554
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	1,000,000	1,022,257
Ecolab, Inc.:
4.35%, 12/8/21	2,000,000	2,216,730
5.50%, 12/8/41	1,000,000	1,199,795
Enterprise Products Operating LLC:
4.85%, 8/15/42	2,600,000	2,588,849
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	10,005,000	10,705,350
ERP Operating LP, 4.625%, 12/15/21	2,500,000	2,715,432
Experian Finance plc, 2.375%, 6/15/17 (e)	1,000,000	1,001,120
Express Scripts Holding Co.:
2.75%, 11/21/14 (e)	800,000	817,115
2.65%, 2/15/17 (e)	1,500,000	1,526,054
3.90%, 2/15/22 (e)	1,500,000	1,554,771
FIA Card Services NA, 7.125%, 11/15/12	2,000,000	2,037,396
Fifth Third Bank, 0.576%, 5/17/13 (r)	4,000,000	3,985,556
First Niagara Financial Group, Inc., 6.75%, 3/19/20	1,000,000	1,133,916
Ford Motor Credit Co. LLC:
3.875%, 1/15/15	1,000,000	1,029,814
4.207%, 4/15/16 (e)	6,250,000	6,489,862
3.984%, 6/15/16 (e)	3,150,000	3,244,213
4.25%, 2/3/17	2,000,000	2,096,456
5.875%, 8/2/21	2,400,000	2,670,019
France Telecom SA, 5.375%, 1/13/42	3,150,000	3,327,704
Frontier Communications Corp., 6.25%, 1/15/13	2,000,000	2,041,250
Gilead Sciences, Inc.:
4.40%, 12/1/21	3,000,000	3,311,337
5.65%, 12/1/41	1,000,000	1,165,660
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	1,000,000	1,017,207
Glitnir Banki HF:
2.95%, 10/15/08 (y)*	8,000,000	2,140,000
3.046%, 4/20/10 (b)(e)(r)(y)*	4,000,000	1,070,000
3.226%, 1/21/11 (b)(e)(r)(y)*	500,000	133,750
6.375%, 9/25/12 (b)(e)(y)*	2,000,000	535,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(r)(y)*	750,000	75
Goldman Sachs Group, Inc.:
6.15%, 4/1/18	10,225,000	11,084,718
6.00%, 6/15/20	3,500,000	3,736,491
5.75%, 1/24/22	500,000	527,802
Great River Energy, 5.829%, 7/1/17 (e)	2,190,765	2,339,540
Grupo Bimbo SAB de CV, 4.50%, 1/25/22 (e)	1,000,000	1,063,797
Harley-Davidson Financial Services, Inc., 2.70%, 3/15/17 (e)	4,200,000	4,260,904
Harley-Davidson Funding Corp., 5.25%, 12/15/12 (e)	5,000,000	5,082,325
Hartford Financial Services Group, Inc.:
5.125%, 4/15/22	1,000,000	1,029,756
6.10%, 10/1/41	3,844,000	3,718,021
6.625%, 4/15/42	1,000,000	1,030,016
HCA, Inc., 6.30%, 10/1/12	2,535,000	2,560,350
HCP, Inc., 3.75%, 2/1/19	2,000,000	1,996,490
Hershey Co., 1.50%, 11/1/16	2,640,000	2,661,996
Hewlett-Packard Co.:
0.867%, 5/30/14 (r)	2,000,000	1,982,438
4.30%, 6/1/21	2,000,000	2,061,160
HSBC Finance Corp., 0.818%, 9/14/12 (r)	2,650,000	2,650,045
HSBC Holdings plc, 4.00%, 3/30/22	4,200,000	4,361,272
HSBC USA, Inc., 2.375%, 2/13/15	2,000,000	2,022,796
Intel Corp., 4.80%, 10/1/41	3,625,000	4,151,473
International Business Machines Corp.:
0.875%, 10/31/14	5,000,000	5,024,005
2.90%, 11/1/21	2,000,000	2,094,990
Irwin Land LLC, 4.51%, 12/15/15 (e)	1,520,000	1,538,802
Jefferies Group, Inc., 5.125%, 4/13/18	1,500,000	1,455,000
John Deere Capital Corp.:
2.00%, 1/13/17	1,500,000	1,547,237
2.75%, 3/15/22	2,000,000	2,010,122
Johnson Controls, Inc., 5.00%, 3/30/20	750,000	847,866
JPMorgan Chase & Co.:
4.40%, 7/22/20	1,300,000	1,371,149
4.35%, 8/15/21	5,500,000	5,804,689
4.50%, 1/24/22	11,700,000	12,603,451
JPMorgan Chase Capital XXV, 6.80%, 10/1/37	4,810,000	4,809,976
Kaupthing Bank HF, 3.491%, 1/15/10 (e)(r)(y)*	1,000,000	255,000
Kinder Morgan Energy Partners LP, 4.15%, 3/1/22	3,000,000	3,084,078
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	5,000,000	4,378,400
Lowe's Co.'s, Inc.:
3.80%, 11/15/21	1,250,000	1,353,046
3.12%, 4/15/22	1,000,000	1,023,229
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,942,000	7,355
8.30%, 12/1/37 (e)(m)*	3,500,000	8,750
Masco Corp.:
5.875%, 7/15/12	1,000,000	1,000,750
4.80%, 6/15/15	2,000,000	2,054,950
5.85%, 3/15/17	2,000,000	2,096,478
Medtronic, Inc.:
3.125%, 3/15/22	1,500,000	1,554,098
4.50%, 3/15/42	1,000,000	1,091,631
MMA Financial Holdings, Inc., 0.75%, 5/3/34 (b)	1,809,500	461,423
Nationwide Health Properties, Inc.:
6.25%, 2/1/13	2,000,000	2,054,026
6.90%, 10/1/37	2,300,000	2,614,465
New Albertsons, Inc., 8.00%, 5/1/31	1,600,000	1,240,000
New York Life Global Funding, 1.65%, 5/15/17 (e)	1,500,000	1,495,739
Noble Holding International Ltd., 5.25%, 3/15/42	3,000,000	2,974,179
Nordstrom, Inc., 4.00%, 10/15/21	1,000,000	1,096,807
Omnicom Group, Inc., 3.625%, 5/1/22	3,100,000	3,149,913
O'Reilly Automotive, Inc., 4.625%, 9/15/21	3,000,000	3,135,192
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	2,732,670	2,155,011
PepsiCo, Inc.:
2.75%, 3/5/22	4,000,000	4,037,244
4.00%, 3/5/42	2,000,000	2,090,066
Pioneer Natural Resources Co.:
5.875%, 7/15/16	7,600,000	8,447,187
3.95%, 7/15/22	2,000,000	2,004,838
Private Export Funding Corp., 2.125%, 7/15/16	4,000,000	4,216,604
Royal Bank of Canada:
1.45%, 10/30/14	2,000,000	2,025,370
3.125%, 4/14/15 (e)	2,800,000	2,965,320
Ryder System, Inc., 3.15%, 3/2/15	3,000,000	3,096,402
Safeway, Inc., 4.75%, 12/1/21	2,500,000	2,479,327
Salvation Army, 5.46%, 9/1/16	310,000	354,380
SBA Tower Trust, 4.254%, 4/15/40 (e)	5,000,000	5,229,095
Simon Property Group LP:
6.125%, 5/30/18	2,500,000	2,958,102
4.125%, 12/1/21	1,500,000	1,598,078
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	534,470
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	4,000,000	4,140,000
St. Jude Medical, Inc., 2.50%, 1/15/16	3,040,000	3,157,797
SunTrust Bank, 0.757%, 8/24/15 (r)	1,000,000	933,319
SunTrust Banks, Inc., 3.50%, 1/20/17	2,000,000	2,070,454
Svenska Handelsbanken AB, 1.468%, 9/14/12 (e)(r)	5,000,000	5,005,715
Symantec Corp., 4.20%, 9/15/20	2,000,000	2,045,874
Target Corp., 2.90%, 1/15/22	3,000,000	3,065,313
TD Ameritrade Holding Corp., 5.60%, 12/1/19	2,000,000	2,273,236
Telefonica Emisiones SAU:
0.796%, 2/4/13 (r)	1,000,000	980,006
3.992%, 2/16/16	5,000,000	4,469,885
5.134%, 4/27/20	2,500,000	2,153,460
The Dun & Bradstreet Corp., 2.875%, 11/15/15	2,890,000	2,971,385
The Gap, Inc., 5.95%, 4/12/21	4,000,000	4,146,032
The Home Depot, Inc., 5.875%, 12/16/36	5,000,000	6,401,115
TIERS Trust, 8.45%, 12/1/17 (b)(e)(n)*	439,239	439
Time Warner Cable, Inc.:
4.00%, 9/1/21	3,300,000	3,467,812
5.50%, 9/1/41	1,900,000	2,067,371
Time Warner Entertainment Co. LP, 8.875%, 10/1/12	1,300,000	1,323,306
Time Warner, Inc.:
4.00%, 1/15/22	1,770,000	1,872,058
5.375%, 10/15/41	2,650,000	2,819,963
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/43 (b)(e)	54,500,000	6,256,600
2/15/45 (b)(e)	45,238,758	7,102,485
Toronto-Dominion Bank, 2.375%, 10/19/16	1,900,000	1,951,138
Toyota Motor Credit Corp.:
2.05%, 1/12/17	2,000,000	2,044,274
3.30%, 1/12/22	2,000,000	2,100,126
Tyco Electronics Group SA:
1.60%, 2/3/15	1,000,000	1,004,183
3.50%, 2/3/22	1,000,000	996,754
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	9,000,000	9,402,966
Ventas Realty LP / Ventas Capital Corp.:
4.00%, 4/30/19	2,000,000	2,050,988
4.25%, 3/1/22	3,000,000	3,020,763
Viacom, Inc.:
3.50%, 4/1/17	2,000,000	2,151,758
3.875%, 12/15/21	1,000,000	1,062,176
4.50%, 2/27/42	1,500,000	1,474,113
Volkswagen International Finance NV, 1.078%, 4/1/14 (e)(r)	5,000,000	4,989,670
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	13,150,000	12,558,250
Wells Fargo & Co., 1.381%, 6/26/15 (r)	2,000,000	2,002,960
Willis Group Holdings plc, 4.125%, 3/15/16	1,500,000	1,568,118
Willis North America, Inc., 6.20%, 3/28/17	1,225,000	1,378,142
Xerox Corp.:
1.868%, 9/13/13 (r)	3,775,000	3,801,399
4.50%, 5/15/21	5,940,000	6,163,991
Yara International ASA, 7.875%, 6/11/19 (e)	1,500,000	1,878,799

Total Corporate Bonds (Cost $551,825,137)		548,271,214

MUNICIPAL OBLIGATIONS - 5.4%
Adams-Friendship Area Wisconsin School District GO Bonds:
5.28%, 3/1/14	155,000	164,886
5.32%, 3/1/15	165,000	179,180
5.47%, 3/1/18	190,000	223,187
California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/13	1,585,000	1,534,518
5.58%, 8/1/13	1,085,000	1,124,700
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	2,500,000	2,956,275
Cook County Illinois School District GO Bonds, Zero Coupon:
12/1/19	280,000	190,828
12/1/20	700,000	444,003
12/1/21	700,000	411,110
12/1/24	620,000	282,057
Dallas-Fort Worth Texas International Airport Facilities Improvement Corp. Revenue Bonds, 6.60%, 11/1/12	515,000	514,928
Georgetown University Washington DC Revenue Bonds, 7.22%, 4/1/19	2,990,000	3,712,294
Lancaster Pennsylvania Parking Authority Revenue Bonds, 5.76%, 12/1/17	530,000	584,452
Lawrence Township Indiana School District GO Bonds, 5.80%, 7/5/18	1,095,000	1,259,381
Malibu California Integrated Water Quality Improvement COPs, 5.64%, 7/1/21	1,160,000	1,260,618
Maryland Transportation Authority Revenue Bonds, 5.604%, 7/1/30	3,000,000	3,810,000
Michigan Strategic Fund LO Revenue VRDN, 0.60%, 9/1/22 (r)	2,560,000	2,560,000
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	1,500,000	1,540,995
Nekoosa Wisconsin School District GO Bonds, 5.74%, 4/1/16	245,000	268,023
New York City IDA Revenue Bonds, 6.027%, 1/1/46	1,885,000	1,671,015
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	3,540,000	4,303,507
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	1,490,000	971,912
Redlands California PO Revenue Bonds, Zero Coupon:
8/1/18	120,000	89,490
8/1/19	135,000	95,202
8/1/20	145,000	95,596
8/1/21	160,000	96,706
San Diego County California PO Revenue Bonds, Zero Coupon, 8/15/12	4,000,000	3,993,560
Santa Clara Valley California Transportation Authority Revenue Bonds, 5.876%, 4/1/32	2,000,000	2,467,080
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.33%, 8/1/16	445,000	489,211
Wells Fargo Bank NA Custodial Receipts Revenue Bonds, 6.734%, 9/1/47 (b)(e)	3,000,000	3,354,330
West Contra Costa California Unified School District COPs, 4.82%, 1/1/13	500,000	500,570

Total Municipal Obligations (Cost $38,081,661)		41,149,614

SOVEREIGN GOVERNMENT BONDS - 1.5%
Province of Ontario Canada:
3.00%, 7/16/18	6,000,000	6,444,102
2.45%, 6/29/22	4,600,000	4,540,389

Total Sovereign Government Bonds (Cost $10,859,507)		10,984,491

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 2.6%
Federal Home Loan Bank:
1.75%, 8/22/12	15,000,000	15,033,300
5.00%, 11/17/17	3,480,000	4,202,083

Total U.S. Government Agencies and Instrumentalities (Cost $18,612,436)		19,235,383

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.3%
Fannie Mae, 4.00%, 7/12/12	9,425,000	10,030,262

Total U.S. Government Agency Mortgage-Backed Securities (Cost $9,990,500)		10,030,262

U.S. TREASURY - 2.3%
United States Treasury Bonds:
3.125%, 2/15/42	9,274,000	9,960,851
3.00%, 5/15/42	160,000	167,575
United States Treasury Notes:
0.25%, 5/15/15	3,520,000	3,504,600
1.125%, 5/31/19	1,522,000	1,524,378
1.75%, 5/15/22	2,177,000	2,194,688

Total U.S. Treasury (Cost $16,684,812)		17,352,092

HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Social Investment Foundation Notes, 0.94%, 7/1/12 (b)(i)(r)	3,087,392	3,076,771

Total High Social Impact Investments (Cost $3,087,392)		3,076,771

TIME DEPOSIT - 8.6%
State Street Bank Time Deposit, 0.128%, 7/2/12	65,278,596	65,278,596

Total Time Deposit (Cost $65,278,596)		65,278,596

EQUITY SECURITIES - 0.4%	SHARES
CoBank ACB, Preferred (e)*	2,700	1,825,031
Woodbourne Capital:
Trust I, Preferred (b)(e)	625,000	254,500
Trust II, Preferred (b)(e)	625,000	254,500
Trust III, Preferred (b)(e)	625,000	254,500
Trust IV, Preferred (b)(e)	625,000	254,500

Total Equity Securities (Cost $3,594,095)		2,843,031

TOTAL INVESTMENTS (Cost $771,612,111) - 102.0%		771,330,285
Other assets and liabilities, net - (2.0%)		(15,493,453)
NET ASSETS - 100%		$755,836,832

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	337	9/12	$44,947,375	$96,743
30 Year U.S. Treasury Bonds	24	9/12	3,551,250	9,720
Total Purchased				$106,463

Sold:
2 Year U.S. Treasury Notes	131	9/12	$28,844,563	$12,117
5 Year U.S. Treasury Notes	146	9/12	18,099,438	6,841
Total Sold				$18,958

(b) This security was valued by the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i) Restricted securities represent 0.4% of the net assets of the Portfolio.

(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF and Kaupthing Bank HF (the “Banks”) on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. These securities are no longer accruing interest.

* Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
plc: Public Limited Company
PO: Pension Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VRDN: Variable Rate Demand Notes

Restricted Securities	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 0.94%, 7/1/12	7/1/09	$3,087,392

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2012

EQUITY SECURITIES - 95.6%	SHARES	VALUE
Air Freight & Logistics - 3.3%
C.H. Robinson Worldwide, Inc.	770,513	$45,098,126
Expeditors International of Washington, Inc.	837,827	32,465,796
		77,563,922

Beverages - 4.0%
PepsiCo, Inc.	595,309	42,064,534
The Coca-Cola Co.	668,480	52,268,451
		94,332,985

Biotechnology - 2.5%
Gilead Sciences, Inc.*	1,142,838	58,604,733

Capital Markets - 1.6%
T. Rowe Price Group, Inc.	610,003	38,405,789

Chemicals - 3.0%
Ecolab, Inc.	1,038,045	71,137,224

Commercial Banks - 3.7%
SunTrust Banks, Inc.	1,477,638	35,803,169
Wells Fargo & Co.	1,501,857	50,222,098
		86,025,267

Communications Equipment - 5.6%
Acme Packet, Inc.*	741,842	13,835,353
Juniper Networks, Inc.*	1,358,700	22,160,397
QUALCOMM, Inc.	1,707,860	95,093,645
		131,089,395

Computers & Peripherals - 4.0%
Apple, Inc. (t)	160,682	93,838,288

Consumer Finance - 2.5%
American Express Co.	1,019,109	59,322,335

Diversified Financial Services - 1.5%
IntercontinentalExchange, Inc.*	256,990	34,945,500

Electrical Equipment - 1.6%
Cooper Industries plc	554,721	37,820,878

Energy Equipment & Services - 4.7%
Cameron International Corp.*	1,614,948	68,974,429
Noble Corp.*	1,238,239	40,279,915
		109,254,344

Food & Staples Retailing - 6.7%
Costco Wholesale Corp.	666,087	63,278,265
CVS Caremark Corp.	1,987,199	92,861,809
		156,140,074

Health Care Equipment & Supplies - 3.2%
Edwards Lifesciences Corp.*	389,800	40,266,340
Intuitive Surgical, Inc.*	33,080	18,319,373
Varian Medical Systems, Inc.*	283,860	17,250,172
		75,835,885

Health Care Technology - 0.9%
Cerner Corp.*	249,170	20,596,392

Hotels, Restaurants & Leisure - 2.2%
Starbucks Corp.	948,292	50,562,929

Industrial Conglomerates - 4.0%
3M Co.	348,899	31,261,350
Danaher Corp.	1,199,196	62,454,128
		93,715,478

Insurance - 1.0%
Aflac, Inc.	542,806	23,118,108

Internet & Catalog Retail - 4.7%
Amazon.com, Inc.*	200,310	45,740,788
priceline.com, Inc.*	94,986	63,120,097
		108,860,885

Internet Software & Services - 4.0%
Google, Inc.*	99,280	57,589,350
MercadoLibre, Inc.	477,680	36,208,144
		93,797,494

IT Services - 4.7%
Cognizant Technology Solutions Corp.*	1,176,528	70,591,680
International Business Machines Corp.	199,708	39,058,891
		109,650,571

Multiline Retail - 1.9%
Kohl's Corp.	986,674	44,883,800

Oil, Gas & Consumable Fuels - 5.4%
QEP Resources, Inc.	1,792,711	53,727,549
Suncor Energy, Inc.	2,534,606	73,376,844
		127,104,393

Pharmaceuticals - 7.5%
Allergan, Inc.	1,142,666	105,776,592
Novartis AG (ADR)	582,577	32,566,054
Perrigo Co.	317,300	37,419,189
		175,761,835

Semiconductors & Semiconductor Equipment - 1.4%
Texas Instruments, Inc.	1,110,670	31,865,122

Software - 6.1%
Informatica Corp.*	208,300	8,823,588
Intuit, Inc.	771,100	45,764,785
Microsoft Corp.	1,737,232	53,141,927
Salesforce.com, Inc.*	137,250	18,976,185
VMware, Inc.*	183,920	16,744,077
		143,450,562

Specialty Retail - 3.7%
CarMax, Inc.*	1,842,153	47,785,449
Lowe's Co.'s, Inc.	1,340,650	38,128,086
		85,913,535

Venture Capital - 0.2%
20/20 Gene Systems, Inc.:
Common Stock (b)(i)*	43,397	48,822
Warrants (strike price $.01/share, expires 8/27/13) (b)(i)*	30,000	33,450
Better Energy Systems, Inc.:
Series B, Preferred (b)(i)*	992,555	—
Series B, Preferred Warrants (strike price $0.75/share, expires 8/3/13) (b)(i)*	133,333	—
Chesapeake PERL, Inc., Series A-2, Preferred (b)(i)*	240,000	4,421
Cylex, Inc.:
Common Stock (b)(i)*	285,706	—
Series B, Preferred (b)(i)*	1,134,830	—
Series C-1, Preferred (b)(i)*	2,542,915	650,521
Digital Directions International, Inc. (a)(b)(i)*	354,389	531,583
Envisionier Medical Technologies, Inc., Warrants (strike price $.50/share, expires 8/6/20) (b)(i)*	50,000	—
Global Resource Options, Inc.:
Series A, Preferred (a)(b)(i)*	750,000	—
Series B, Preferred (a)(b)(i)*	244,371	—
Series C, Preferred (a)(b)(i)*	297,823	—
Series D, Preferred (a)(b)(i)*	228,138	833,591
Marrone Bio Innovations, Inc.:
Series A, Preferred (b)(i)*	240,761	407,853
Series B, Preferred (b)(i)*	181,244	307,030
Series C, Preferred (b)(i)*	295,157	500,000
Napo Pharmaceuticals, Inc.:
Common Stock (b)(i)*	294,196	187,550
Common Warrants (strike price $0.55/share, expires 9/15/14) (b)(i)*	54,061	4,730
NeoDiagnostix, Inc.:
Series AE, Preferred Contingent Deferred Distribution (b)(i)*	300,000	68,794
Series AE, Preferred Warrants Contingent Deferred Distribution (b)(i)*	600,000	—
Series B, Preferred Contingent Deferred Distribution (b)(i)*	179,723	235,485
New Day Farms, Inc., Series B, Preferred (a)(b)(i)*	4,547,804	—
Orteq Bioengineering Ltd., Series A, Preferred (b)(i)*	74,910	587,501
PresenceLearning, Series A-2, Preferred (b)(i)*	195,285	134,942
PresenceLearning, Inc., Series A, Preferred (b)(i)*	600,000	352,410
Sword Diagnostics, Series B, Preferred (b)(i)*	640,697	—
Village Laundry Services, Inc. (b)(i)*	9,444	30,599
		4,919,282

Total Equity Securities (Cost $1,899,258,322)		2,238,517,005

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.3%	ADJUSTED BASIS
Blackstone Cleantech Venture Partners (b)(i)*	$340,901	252,887
China Environment Fund 2004 (b)(i)*	-	337,096
China Environment Fund III (b)(i)*	953,586	1,196,011
Core Innovations Capital I (b)(i)*	246,293	156,029
DBL Equity Fund - BAEF Il (b)(i)*	491,621	433,311
Ignia Fund I (b)(i)*	615,541	438,181
Impact Ventures II (b)(i)*	695,699	623,559
LeapFrog Financial Inclusion Fund (b)(i)*	359,515	304,017
New Markets Education Partners (a)(b)(i)*	175,000	150,244
New Markets Venture Partners II (b)(i)*	206,119	268,836
Renewable Energy Asia Fund (b)(i)*	669,661	522,917
SEAF India International Growth Fund (b)(i)*	346,209	355,761
SJF Ventures II (b)(i)*	486,152	936,182
SJF Ventures III (a)(b)(i)*	165,000	97,980
Westly Capital Partners Fund II LP (b)(i)*	199,457	177,068

Total Venture Capital Limited Partnership Interest (Cost $5,950,753)		6,250,079

HIGH SOCIAL IMPACT INVESTMENTS - 0.4%	PRINCIPAL AMOUNT
Calvert Social Investment Foundation Notes, 0.94%, 7/1/12 (b)(i)(r)	$10,833,877	10,796,608

Total High Social Impact Investments (Cost $10,833,877)		10,796,608

VENTURE CAPITAL DEBT OBLIGATIONS - 0.2%
Envisionier Medical Technologies, Inc.:
Note I, 7.00%, 3/31/13 (b)(i)(xx)	200,000	—
Note II, 7.00%, 3/31/13 (b)(i)(xx)	100,000	—
Marrone Bio Innovations Note, 10.00%, 3/31/14 (b)(i)	200,000	200,000
New Day Farms Participation Interest Note, 9.00%, 9/1/12 (b)(i)	6,225	6,225
Quantum Intech, Inc., 11.50%, 9/10/15 (b)(i)	103,824	103,824
SEAF Global SME Facility:
9.00%, 12/16/14 (b)(i)	1,500,000	1,500,000
9.00%, 4/20/15 (b)(i)	1,000,000	1,000,000
Zero Coupon, 11/5/15 (b)(i)	1,000,000	—
9.00%, 3/31/16 (b)(i)	450,000	450,000
9.00%, 6/14/16 (b)(i)	400,000	400,000
9.00%, 7/12/16 (b)(i)	650,000	650,000
Sword Diagnostics Series C Convertible Bridge Note, 10.00%, 6/30/12 (b)(i)(zz)	25,000	12,500
Sword Diagnostics Series C Convertible Bridge Note II, 10.00%, 6/30/12 (b)(i)(zz)	100,000	50,000

Total Venture Capital Debt Obligations (Cost $5,735,049)		4,372,549

TIME DEPOSIT - 3.4%
State Street Bank Time Deposit, 0.128%, 7/2/12	79,878,829	79,878,829

Total Time Deposit (Cost $79,878,829)		79,878,829

TOTAL INVESTMENTS (Cost $2,001,656,830) - 99.9%		2,339,815,070
Other assets and liabilities, net - 0.1%		1,437,116
NET ASSETS - 100%		$2,341,252,186

(a) Affiliated company.

(b) This security was valued by the Board of Trustees. See Note A.

(i) Restricted securities represent 1.1% of net assets for the Equity Portfolio.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(t) 30,000 shares of Apple, Inc. held by the Equity Portfolio have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(xx) Restructured from an original maturity date of September 15, 2010.

(zz) Restructured from an original maturity date of September 30, 2010.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
LP: Limited Partnership
plc: Public Limited Company

Restricted Securities	ACQUISITION DATES	COST
20/20 Gene Systems, Inc.:
Common Stock	8/1/08	151,890
Warrants (strike price $.01/share, expires 8/27/13)	8/29/03	14,700
Better Energy Systems, Inc.:
Series B, Preferred	8/3/10	400,000
Series B, Preferred Warrants (strike price $0.75/share, expires 8/3/13)	8/4/10	-
Blackstone Cleantech Venture Partners LP	7/29/10 - 1/25/12	340,901
Calvert Social Investment Foundation Notes, 0.94%, 7/1/12	7/1/09 - 7/1/10	10,833,877
Chesapeake PERL, Inc., Series A-2, Preferred	7/30/04 - 9/8/06	300,000
China Environment Fund 2004 LP	9/15/05 - 4/1/09	-
China Environment Fund III LP	1/24/08 - 5/18/12	953,586
Core Innovations Capital I LP	8/11/10 - 4/2/12	246,293
Cylex, Inc.:
Common Stock	11/22/06	16,382
Series B, Preferred	11/30/06	547,525
Series C-1, Preferred	11/30/06	471,342
DBL Equity Fund - BAEF Il LP	3/30/11 - 3/6/12	491,621
Digital Directions International, Inc.	7/2/08 - 7/15/09	683,778
Envisionier Medical Technologies, Inc.:
Warrants (strike price $.50/share, expires 8/6/20)	8/6/10	-
Note I, 7.00%, 3/31/13	12/14/09	200,000
Note II, 7.00%, 3/31/13	8/5/10	100,000
Global Resource Options, Inc.:
Series A, Preferred	9/18/06	750,000
Series B, Preferred	12/5/07	750,000
Series C, Preferred	2/13/09	1,000,000
Series D, Preferred	12/30/10 - 5/24/11	700,178
Ignia Fund I LP	1/28/10 - 6/19/12	615,541
Impact Ventures II LP	9/8/10 - 6/13/12	695,699
LeapFrog Financial Inclusion Fund LP	1/20/10 - 4/30/12	359,515
Marrone Bio Innovations Note, 10.00%, 3/31/14	3/15/12	200,000
Marrone Bio Innovations, Inc.:
Series A, Preferred	4/25/07	200,000
Series B, Preferred	8/28/08	280,000
Series C, Preferred	11/19/10	500,000
Napo Pharmaceuticals, Inc.:
Common Stock	2/21/07 - 9/23/09	419,720
Common Warrants (strike price $0.55/share, expires 9/15/14)	9/23/09	16,908
NeoDiagnostix, Inc.:
Series AE, Preferred Contingent Deferred Distribution	9/9/08	-
Series AE, Preferred Warrants Contingent Deferred Distribution	9/23/08 - 9/18/09	-
Series B, Preferred Contingent Deferred Distribution	7/31/09	-
New Day Farms Participation Interest Note, 9.00%, 9/1/12	11/25/09	6,225
New Day Farms, Inc., Series B, Preferred	3/12/09	500,000
New Markets Education Partners LP	9/27/11	175,000
New Markets Venture Partners II LP	7/21/08 - 12/12/11	206,119
Orteq Bioengineering Ltd., Series A, Preferred	7/19/07	998,102
PresenceLearning, Series A-2, Preferred	5/2/12	134,942
PresenceLearning, Inc., Series A, Preferred	9/29/11	300,000
Quantum Intech, Inc., 11.50%, 9/10/15	10/5/10 - 5/10/12	103,824
Renewable Energy Asia Fund LP	9/29/10 - 12/23/11	669,661
SEAF Global SME Facility:
9.00%, 12/16/14	12/16/09	1,500,000
9.00%, 4/20/15	4/20/10	1,000,000
0.00%, 11/5/15	11/4/10	1,000,000
9.00%, 3/31/16	3/29/11	450,000
9.00%, 6/14/16	6/13/11	400,000
9.00%, 7/12/16	7/11/11	650,000
SEAF India International Growth Fund LP	3/22/05 - 5/24/10	346,209
SJF Ventures II LP	2/14/06 - 6/8/11	486,152
SJF Ventures III LP	2/6/12	165,000
Sword Diagnostics, Series B, Preferred	12/26/06	250,000
Sword Diagnostics Series C Convertible Bridge Note, 10.00%, 6/30/12	10/29/09	25,000
Sword Diagnostics Series C Convertible Bridge Note II, 10.00%, 6/30/12	11/9/10	100,000
Village Laundry Services, Inc.	7/22/09	500,000
Westly Capital Partners Fund II LP	12/27/11 - 2/9/12	199,457

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND ENHANCED EQUITY
SCHEDULE OF INVESTMENTS
JUNE 30, 2012

EQUITY SECURITIES - 97.7%	SHARES	VALUE
Air Freight & Logistics - 2.2%
FedEx Corp.	21,431	$1,963,294

Biotechnology - 1.7%
Amgen, Inc.	20,418	1,491,331

Capital Markets - 0.4%
TD Ameritrade Holding Corp.	19,011	323,187

Commercial Banks - 0.0%
Bank of Hawaii Corp.	300	13,785

Communications Equipment - 2.2%
Cisco Systems, Inc.	116,566	2,001,438

Computers & Peripherals - 5.2%
Apple, Inc.*	7,630	4,455,920
Dell, Inc.*	16,433	205,741
		4,661,661

Consumer Finance - 2.0%
Capital One Financial Corp.	33,384	1,824,769

Containers & Packaging - 3.1%
Ball Corp.	68,323	2,804,659

Diversified Financial Services - 3.2%
JPMorgan Chase & Co.	80,499	2,876,229

Diversified Telecommunication Services - 3.8%
AT&T, Inc.	94,866	3,382,922

Electric Utilities - 3.2%
Portland General Electric Co.	108,185	2,884,212

Electronic Equipment & Instruments - 1.3%
Avnet, Inc.*	35,240	1,087,506
Molex, Inc.	3,131	74,956
		1,162,462

Energy Equipment & Services - 1.9%
Helix Energy Solutions Group, Inc.*	100,590	1,650,682

Food & Staples Retailing - 5.7%
Costco Wholesale Corp.	18,927	1,798,065
CVS Caremark Corp.	66,866	3,124,648
Safeway, Inc.	10,655	193,388
		5,116,101

Health Care Providers & Services - 1.8%
McKesson Corp.	17,213	1,613,719

Household Products - 1.8%
Kimberly-Clark Corp.	18,961	1,588,363

Industrial Conglomerates - 3.2%
3M Co.	32,325	2,896,320

Insurance - 11.3%
ACE Ltd.	35,915	2,662,379
American Financial Group, Inc.	75,870	2,976,380
ProAssurance Corp.	23,345	2,079,806
Prudential Financial, Inc.	48,033	2,326,238
Unum Group	876	16,758
		10,061,561

IT Services - 5.8%
International Business Machines Corp.	15,158	2,964,602
Total System Services, Inc.	49,775	1,191,116
Visa, Inc.	8,356	1,033,052
		5,188,770

Machinery - 6.4%
Actuant Corp.	47,486	1,289,720
Cummins, Inc.	25,072	2,429,728
Parker Hannifin Corp.	26,005	1,999,264
		5,718,712

Media - 7.3%
Omnicom Group, Inc.	47,371	2,302,230
Time Warner Cable, Inc.	32,539	2,671,452
Viacom, Inc., Class B	31,880	1,498,998
		6,472,680

Multiline Retail - 2.0%
Target Corp.	30,729	1,788,121

Oil, Gas & Consumable Fuels - 5.1%
Chesapeake Energy Corp.	64,553	1,200,686
Denbury Resources, Inc.*	75,347	1,138,493
Suncor Energy, Inc.	75,855	2,196,002
		4,535,181

Paper & Forest Products - 0.1%
Domtar Corp.	562	43,111
PH Glatfelter Co.	4,502	73,698
		116,809

Pharmaceuticals - 8.7%
Bristol-Myers Squibb Co.	84,402	3,034,252
Johnson & Johnson	48,019	3,244,164
Roche Holding AG (ADR)	34,741	1,501,506
		7,779,922

Semiconductors & Semiconductor Equipment - 2.1%
Intel Corp.	64,358	1,715,141
Xilinx, Inc.	3,757	126,122
		1,841,263

Software - 4.7%
Microsoft Corp.	136,143	4,164,614

Specialty Retail - 1.5%
Advance Auto Parts, Inc.	6,084	415,051
O'Reilly Automotive, Inc.*	10,998	921,302
		1,336,353

Total Equity Securities (Cost $81,880,449)		87,259,120

TIME DEPOSIT - 2.2%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.128%, 7/2/12	$1,971,038	1,971,038

Total Time Deposit (Cost $1,971,038)		1,971,038

TOTAL INVESTMENTS (Cost $83,851,487) - 99.9%		89,230,158
Other assets and liabilities, net - 0.1%		122,814
NET ASSETS - 100%		$89,352,972

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Social Investment Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with eight separate portfolios, five of which are reported herein: Money Market, Balanced, Bond, Equity, and Enhanced Equity. Money Market, Balanced, Equity, and Enhanced Equity are registered as diversified portfolios. Bond is registered as a non-diversified portfolio. The operations of each series are accounted for separately.  Money Market offers Class O shares, which are sold without a sales charge.  Balanced, Bond, Equity, and Enhanced Equity each offer Class A, Class B, Class C, and Class I shares.  Bond and Equity also offer Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares.  Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation:  Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees ("the Board") to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets (other than assets valued by the Fund’s Special Equities Committee) to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.  All securities held by Money Market are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities and venture capital securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy.  Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Venture capital securities for which market quotations are not readily available are fair valued by the Board and are categorized as Level 3 in the hierarchy.  Venture capital direct equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation.  Methods may include market, income or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple.  An example of the income approach is the discounted cash flow. Examples of the cost approach are replacement cost, salvage value, or net asset percentage. Venture capital limited partnership (LP) securities are valued at the fair value reported by the general partner of the partnership adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In the absence of a reported LP unit value it may be estimated based on the Fund’s percentage equity in the partnership and/or other balance sheet information and portfolio value for the most recently available period reported by the general partner.  In some cases adjustments may be made to account for daily pricing of material public holdings within the partnership. Venture capital debt securities are valued based on assumptions of credit and market risk. For venture capital securities denominated in foreign currency, the fair value is marked to the daily exchange rate.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all relevant facts that are reasonably available, through either public information or information available to the Advisor's portfolio management team, when determining the fair value of a security.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At June 30, 2012, the following securities were fair valued in good faith under the direction of the Board:

	Total Investments	% of Net Assets
Balanced	$20,356,584	4.1%
Bond	24,092,197	3.2%
Equity	26,338,518	1.1%

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Money Market	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$21,054,911	-	$21,054,911
Other debt obligations	-	120,588	-	120,588
Variable rate demand notes	-	114,496,000	-	114,496,000
TOTAL	-	$135,671,499	-	$135,671,499

* For a complete listing of investments, please refer to the Schedule of Investments.

Balanced	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$274,945,434	$814,400	-	$275,759,834***
Venture capital	8,800	-	$8,151,511	8,160,311
Asset backed securities	-	1,589,223	-	1,589,223
Collateralized mortgage-backed obligations	-	167,969	-	167,969
Commercial mortgage-backed securities	-	6,874,093	-	6,874,093
Corporate debt	-	128,394,316	-	128,394,316
Municipal obligations	-	11,563,668	-	11,563,668
U.S. government obligations	-	35,325,720	-	35,325,720
Other debt obligations	-	29,552,297	-	29,552,297
TOTAL	$274,954,234	$214,281,686	$8,151,511	$497,387,431

Other financial instruments**	$3,780	-	-	$3,780

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

*** Exclusive of $4,545,432 venture capital equity shown in the venture capital heading.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balanced	Venture Capital	Corporate Debt
Balance as of 9/30/11	$9,243,666	$5,041,305
Accrued discounts/premiums	-	12,129
Realized gain (loss)	(148,613)	(980,847)
Change in unrealized appreciation (depreciation)	(62,081)	770,090
Purchases	232,143	-
Sales	(1,113,604)	(251,276)
Transfers in and/ or out of Level 3[1]	-	(4,591,401) [2]
Balance as of 6/30/12	$8,151,511	-

Balanced	Other Debt Obligations	Total
Balance as of 9/30/11	$4,111,359	$18,396,330
Accrued discounts/premiums	-	12,129
Realized gain (loss)	-	(1,129,460)
Change in unrealized appreciation (depreciation)	140,629	848,638
Purchases	-	232,143
Sales	-	(1,364,880)
Transfers in and/ or out of Level 3[1]	(4,251,988) [2]	(8,843,389
Balance as of 6/30/12	-	$8,151,511

1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

2 Transferred from Level 3 to Level 2 because observable inputs were obtained for the securities.

Bond	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Equity securities	$1,825,031	$1,018,000	-	$2,843,031
Asset backed securities	-	11,462,030	-	11,462,030
Collateralized mortgage-backed obligations	-	3,255,976	-	3,255,976
Commercial mortgage-backed securities	-	38,390,825	-	38,390,825
Corporate debt	-	548,270,775	$439	548,271,214
Municipal obligations	-	41,149,614	-	41,149,614
U.S. government obligations	-	46,617,737	-	46,617,737
Other debt obligations	-	76,263,087	3,076,771	79,339,858
TOTAL	$1,825,031	$766,428,044	$3,077,210***	$771,330,285

Other financial instruments**	$125,421	-	-	$125,421

* For a complete listing of investments, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

*** Level 3 securities represent 0.4 % of net assets.

Equity

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$2,233,597,723	-	-	$2,233,597,723**
Venture capital	-	-	$15,541,910	15,541,910
Other debt obligations	-	$79,878,829	10,796,608	90,675,437
TOTAL	$2,233,597,723	$79,878,829	$26,338,518	$2,339,815,070

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Exclusive of $4,919,282 venture capital equity shown in the venture capital heading.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity	Other Debt Obligations	Venture Capital
Balance as of 9/30/11	$10,439,524	$17,677,216
Accrued discounts/premiums	-	-
Realized gain (loss)	-	(4,583)
Change in unrealized appreciation (depreciation)	357,084	(3,271,236)
Purchases	-	1,426,067
Sales	-	(285,554)
Transfers in and/ or out of Level 3[1]	-	-
Balance as of 6/30/2012	$10,796,608	$15,541,910

Equity	Total
Balance as of 9/30/11	$28,116,740
Accrued discounts/premiums	-
Realized gain (loss)	(4,583)
Change in unrealized appreciation (depreciation)	(2,914,152)
Purchases	1,226,067
Sales	(285,554)
Transfers in and/ or out of Level 3[1]	-
Balance as of 6/30/2012	$26,338,518

1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

Enhanced Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$87,259,120	-	-	$87,259,120
Other debt obligations	-	$1,971,038	-	1,971,038
TOTAL	$87,259,120	$1,971,038	-	$89,230,158

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.  When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations.  The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to hedge against changes in the value of interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Fund.  During the period, the Balanced and Bond Portfolios used U.S. Treasury Bond futures contracts to hedge against interest rate changes and to manage overall duration of the Fund.  The Fund’s futures contracts at period end are presented on the Schedules of Investments.

During the nine month period ending June 30, 2012, Balanced invested in 2 year, 5 year, 10 year, and 30 year U.S. Treasury Bond Futures. The volume of activity has varied throughout the period with a weighted average of 403 contracts and $1,416,148 weighted average notional value.

During the nine month period ending June 30, 2012, Bond invested in 2 year, 5 year, 10 year, and 30 year U.S. Treasury Bond Futures. The volume of activity has varied throughout the period with a weighted average of 1,701 contracts and $15,246,107 weighted average notional value.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.  Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures.  (See footnotes to Schedules of Investments.)  A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees.  Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on securities.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly by Money Market. Dividends from net investment income are paid monthly by Bond, quarterly by Balanced, and annually by Equity and Enhanced Equity.  Distributions from net realized capital gains, if any, are paid at least annually.  Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Balanced, Bond, Equity, and Enhanced Equity Portfolios charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio (within seven days for all Class I shares). The redemption fee is accounted for as an addition to paid-in capital.  The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.

Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodian’s fees may be paid indirectly by credits earned on each Portfolio’s cash on deposit with the banks. These credits are used to reduce the Fund’s expenses. Such deposit arrangements may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements:  In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, "Disclosures about Offsetting Assets and Liabilities." The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013.  Management is currently evaluating the impact the adoption of this pronouncement will have on the Portfolio’s financial statements and related disclosures.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at June 30, 2012 and capital loss carryforwards as of September 30, 2011, with expiration dates:

	Money Market	Balanced	Bond
Federal income tax cost of investments	$135,671,499	$469,051,001	$771,836,429
Unrealized appreciation	-	$62,631,565	$30,351,804
Unrealized depreciation	-	(34,295,135)	(30,757,948)
Net unrealized appreciation/ (depreciation)	-	$28,336,430	($506,144)

	Equity	Enhanced Equity
Federal income tax cost of investments	$2,003,422,935	$83,872,094
Unrealized appreciation	$437,639,991	$8,992,831
Unrealized depreciation	(101,247,856)	(3,634,767)
Net unrealized appreciation/ (depreciation)	$336,392,135	$5,358,064

Capital Loss Carryforwards

Expiration Date	Money Market	Balanced	Equity	Enhanced Equity
30-Sep-13	($6,183)	-	-	-
30-Sep-14	(211)	-	-	-
30-Sep-15	(2,100)	-	-	-
30-Sep-17	-	-	($126,561,476)	-
30-Sep-18	-	($30,180,557)	-	($11,643,050)
30-Sep-19	(348)	-	-	-

Capital losses may be utilized to offset future capital gains until expiration; however Equity Portfolio’s use of net capital loss carryforwards acquired from Calvert Large Cap Growth Fund may be limited under certain tax provisions.  Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

NOTE C — AFFILIATED COMPANIES

An affiliated company is a company in which the Portfolios have a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.

Affiliated companies of the Balanced Portfolio are as follows:

AFFILIATES	COST	VALUE
Angels With Attitude LP	$200,000	$79,230
GEEMF Partners LP	-	503,361
TOTALS	$200,000	$582,591

Affiliated companies of the Equity Portfolio are as follows:

AFFILIATES	COST	VALUE
Digital Directions International, Inc.	$683,778	$531,583
Global Resource Options, Inc.	3,200,178	833,591
New Day Farms, Inc.	500,000	-
TOTALS	$4,383,956	$1,365,174

NOTE D – CAPITAL COMMITMENTS

In connection with certain venture capital investments, the Balanced and Equity Portfolios are committed to future capital calls, which will increase the Portfolios’ investment in these securities.  The aggregate amount of the future capital commitments totals $60,000 and $6,599,113 for the Balanced and Equity Portfolios, respectively, at June 30, 2012.

CALVERT CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012

MUTUAL FUNDS - 100.1%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I	45,691	$840,251
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	262,692	3,330,940
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I (a)	2,386,196	38,560,933
Calvert Enhanced Equity Portfolio, Class I	368,808	6,656,989
Calvert Equity Portfolio, Class I*	127,141	4,980,096
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I*	77,059	2,546,042
Calvert International Equity Fund, Class I	495,093	6,767,918

Total Mutual Funds (Cost $60,838,810)		63,683,169

TOTAL INVESTMENTS (Cost $60,838,810) - 100.1%		63,683,169
Other assets and liabilities, net - (0.1%)		(38,609)
NET ASSETS - 100%		$63,644,560

(a) The Fund’s investment in the Calvert Social Investment Fund Bond Portfolio, Class I represents 61% of the Fund’s total investments. The Calvert Conservative Allocation Fund seeks current income and capital appreciation, consistent with the preservation of capital. For further financial information, available upon request at no charge, on the Calvert Social Investment Fund Bond Portfolio please go to the U.S. Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-368-2745.

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012

MUTUAL FUNDS - 100.0%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Global Alternative Energy Fund, Class I	576,435	$2,922,526
Calvert Small Cap Fund, Class I	467,762	8,602,151
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	451,588	5,726,133
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	2,556,022	41,305,324
Calvert Enhanced Equity Portfolio, Class I	1,106,993	19,981,230
Calvert Equity Portfolio, Class I*	690,676	27,053,781
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I*	175,254	5,790,387
Calvert International Opportunities Fund, Class I	257,910	2,909,225
Calvert International Equity Fund, Class I	1,486,266	20,317,262

Total Mutual Funds (Cost $125,676,565)		134,608,019

TOTAL INVESTMENTS (Cost $125,676,565) - 100.0%		134,608,019
Other assets and liabilities, net - 0.0%		(34,471)
NET ASSETS - 100%		$134,573,548

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012

MUTUAL FUNDS - 100.1%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Global Alternative Energy Fund, Class I	372,515	$1,888,652
Calvert Small Cap Fund, Class I	448,923	8,255,694
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	221,630	2,810,274
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	221,800	3,584,283
Calvert Enhanced Equity Portfolio, Class I	689,412	12,443,895
Calvert Equity Portfolio, Class I*	443,408	17,368,275
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I*	116,686	3,855,295
Calvert International Opportunities Fund, Class I	182,332	2,056,702
Calvert International Equity Fund, Class I	995,588	13,609,693

Total Mutual Funds (Cost $64,791,598)		65,872,763

TOTAL INVESTMENTS (Cost $64,791,598) - 100.1%		65,872,763
Other assets and liabilities, net - (0.1%)		(74,967)
NET ASSETS - 100%		$65,797,796

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

Note A — Significant Accounting Policies

General: The Calvert Social Investment Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund operates as a series fund with eight separate portfolios, three of which are reported herein: Calvert Conservative Allocation Fund ("Conservative"), Calvert Moderate Allocation Fund ("Moderate"), and Calvert Aggressive Allocation Fund ("Aggressive") (together, the “Funds”). The Funds are registered under the Investment Company Act of 1940 as non-diversified, open-end management investment companies.  The operations of each series are accounted for separately. The Funds invest primarily in a combination of other Calvert equity and fixed income funds (the “Underlying Funds”). Each of the Funds offers Class A and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees ("the Board") to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Funds' investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all relevant facts that are reasonably available, through either public information or information available to the Advisor's portfolio management team, when determining the fair value of a security.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At June 30, 2012, no securities were fair valued in good faith under the direction of the Board.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2012:

Conservative	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Mutual Funds	$63,683,169	-	-	$63,683,169
TOTAL	$63,683,169	-	-	$63,683,169

Moderate	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Mutual Funds	$134,608,019	-	-	$134,608,019
TOTAL	$134,608,019	-	-	$134,608,019

Aggressive	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Mutual Funds	$65,872,763	-	-	$65,872,763
TOTAL	$65,872,763	-	-	$65,872,763

* For a complete listing of investments, please refer to the Schedule of Investments.

Security Transactions and Net Investment Income: Security transactions, normally purchases and sales of shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Funds on ex-dividend date. Dividends from net investment income are paid quarterly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Funds charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Funds have an arrangement with their custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on each Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Note B – Tax Information

The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at June 30, 2012 and capital loss carryforwards as of September 30, 2011, with expiration dates:

	Conservative	Moderate	Aggressive
Federal income tax cost of investments	$62,163,258	$136,299,830	$71,391,953
Unrealized appreciation	$2,223,414	$5,378,244	$1,544,124
Unrealized depreciation	(703,503)	(7,070,055)	(7,063,314)
Net unrealized appreciation/ (depreciation)	$1,519,911	($1,691,811)	($5,519,190)

Capital Loss Carryforwards

Expiration Date	Conservative	Moderate	Aggressive
30-Sep-17	—	($63,978)	($102,434)
30-Sep-18	—	(244,394)	(2,287)

Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period.  These losses will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INVESTMENT FUND

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President – Principal Executive Officer

Date:    August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President – Principal Executive Officer

Date:    August 28, 2012

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    August 28, 2012